Organization and Business (Details) (USD $)	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pro Forma Results of Operations
Revenues	$ 104,784	$ 77,650
Net loss	$ 14,504,427	$ 2,265,690
Loss per common share, basic	$ (0.32)	$ (0.27)
Loss per common share, diluted	$ (0.32)	$ (0.27)
Weighted average common shares outstanding, basic	45,946,718	8,380,200
Weighted average common shares outstanding, diluted	45,946,718	8,380,200